FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF FAIR VALUE INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	$ 44,872	$ 98,948
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	33,529	19,787
Total short-term investments	44,872	98,948
Total fair value of assets	78,401	118,735
Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	33,529	19,787
Total short-term investments	8,386	10,362
Total fair value of assets	41,915	30,149
Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	36,486	88,586
Total fair value of assets	36,486	88,586
Money market funds | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	33,529	19,787
Money market funds | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	33,529	19,787
Agency bonds | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	27,429	42,255
Agency bonds | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	27,429	42,255
Corporate debt securities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,057	7,945
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,057	7,945
Commercial paper | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments		38,386
Commercial paper | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments		38,386
U.S. Treasury bills | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	8,386	10,362
U.S. Treasury bills | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	$ 8,386	$ 10,362